Related Party Transactions - Schedule of Current Amounts were Outstanding (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Amounts were Outstanding [Abstract]
Trade and other receivables by related parties		$ 14,611	$ 13,474
Loans owed by related parties		986	2,272
Less: provisions		(12,490)	(11,838)
Amounts owed by related parties, net		3,107	3,908
Trade and other payables to related parties		7,095	8,083
Loans owed to related parties	[1]	60	13,150
Amounts owed to related parties		7,155	21,233
Current		7,155	21,233
Non-current

[1]	As of December 31, 2023, the Group had outstanding liabilities amounting to $13,090 related to the loan with Herfroze and Bindermoor, related parties under control of the former shareholders of the Group. In 2024 such obligations were irrevocably extinguished and released under the Master Termination and Release Agreement. The derecognition of the related liabilities was recognized in equity as of December 31, 2024.